SCHEDULE 1 - COMPANY STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME/(LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Administrative expenses	$ (429,818)	$ (404,783)	$ (501,175)
Other income	88,248	404	4,676
Operating income	479,147	530,652	312,245
Finance income	33,747	25,209	15,825
Finance costs	(2,123,138)	(2,436,511)	(872,049)
Loss before income tax	(1,610,244)	(1,880,650)	(543,979)
Income tax expense	(33,957)	(107,528)	75,013
Loss for the period	(1,644,201)	(1,988,178)	(468,966)
Parent Company
Statement [Line Items]
Administrative expenses	(1,326,042)	(267,382)	(264,011)
Other income	64,111	429,698	2,329
Operating income	(1,261,931)	162,316	(261,682)
Finance income	91,201	76,753	67,927
Finance costs	(137,833)	(127,044)	(135,783)
Loss before income tax	(1,308,563)	112,025	(329,538)
Loss for the period	(1,308,563)	$ 112,025	$ (329,538)
Administrative expense | Parent Company
Statement [Line Items]
Impairment loss on investments in subsidiaries	$ 1,141,700